UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund L.L.C.
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                 UBS EUCALYPTUS FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006


        PAR                                                                                             MARKET VALUE
 -------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (119.49%)
                    --------------------------------------------------------------------------
                    CORPORATE BONDS (1.82%)
                    --------------------------------------------------------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (1.82%)
        3,798,000   Xoma Ltd., 6.50%, 02/01/12                                                        $         4,608,635
                                                                                                       -------------------
                    TOTAL CORPORATE BONDS (Cost $3,829,985)                                                     4,608,635
                                                                                                       -------------------

                    ROYALTY STREAM (1.84%)
                    PHARMACEUTICALS (1.84%)
        1,524,336   Cubicin Royalty, 0.00%, 01/01/49 (c)                                                        1,459,411
        3,000,000   Xolair Royalty, 0.00%, 01/01/49 (c)                                                         2,862,951
          374,294   Zerit Royalty, 0.00%, 01/01/49 (c)                                                            338,198
                                                                                                       -------------------
                                                                                                                4,660,560
                                                                                                       -------------------
                    TOTAL ROYALTY STREAM (Cost $4,586,653)                                                      4,660,560
                                                                                                       -------------------

      SHARES
 ------------------
                    COMMON STOCK (115.57%)
                    DENTAL SUPPLIES & EQUIPMENT (2.79%)
          621,000   Align Technology, Inc. *, (a)                                                               7,066,980
                                                                                                       -------------------
                    DIAGNOSTIC EQUIPMENT (3.84%)
           24,000   Cholestech Corp. *                                                                            288,000
          185,000   Gen-Probe, Inc. *, (a)                                                                      8,674,650
           40,000   Neurometrix, Inc. *                                                                           760,400
                                                                                                       -------------------
                                                                                                                9,723,050
                                                                                                       -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (45.54%)
          179,000   Affymetrix, Inc. *, (a)                                                                     3,859,240
          260,300   Amgen, Inc. *, (a)                                                                         18,619,259
        1,165,000   ARIAD Pharmaceuticals, Inc. *, (a)                                                          5,079,400
          460,000   Cytogen Corp. *, (b)                                                                        1,081,000
          503,000   Entremed, Inc. *, (b)                                                                         935,580
          176,000   Genentech, Inc. *, (a)                                                                     14,555,200
          186,000   Genmab A/S - (Denmark) *, **                                                                7,740,916
          150,000   Genzyme Corp. *, (a)                                                                       10,120,500
          235,600   ICOS Corp. *                                                                                5,904,136
           73,600   InterMune, Inc. *, (a)                                                                      1,208,512
          857,000   Kosan Biosciences, Inc. *, (a)                                                              4,139,310
          128,800   LifeCell Corp. *, (a)                                                                       4,149,936
          322,000   Medimmune, Inc. *, (a)                                                                      9,424,940
          555,400   Millennium Pharmaceuticals, Inc. *, (a)                                                     5,520,676
          389,600   Momenta Pharmaceutical, Inc. *, (a)                                                         5,267,392
        1,500,000   Oscient Pharmaceuticals Corp. *                                                             1,545,000
          700,000   Oscient Pharmaceuticals Corp. (b)                                                             721,000
          710,300   Panacos Pharmaceuticals Inc.                                                                3,523,088
           61,466   Savient Pharmaceuticals, Inc. *, (a)                                                          400,144
          351,000   Sirna Therapeutics, Inc. *                                                                  1,955,070

                                                                                                 UBS EUCALYPTUS FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

      SHARES                                                                                             MARKET VALUE
 ---------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
          281,000   Vertex Pharmaceuticals, Inc. *, (a)                                               $         9,455,650
                                                                                                       -------------------
                                                                                                              115,205,949
                                                                                                       -------------------
                    MEDICAL - DRUGS (48.17%)
          385,000   Array BioPharma, Inc. *, (a)                                                                3,280,200
          213,000   Astellas Pharmaceutical Inc. - (Japan) **, (a)                                              8,569,432
          120,000   Cephalon, Inc. *, (a)                                                                       7,410,000
          371,000   Chugai Pharmaceutical Co., Ltd - (Japan) **, (a)                                            7,981,536
           38,000   Eisai Co., Ltd. - (Japan) **                                                                1,837,801
          163,000   Eli Lilly and Co. (a)                                                                       9,291,000
           37,000   GlaxoSmithKline PLC - (United Kingdom) **                                                     982,796
        1,200,000   Indevus Pharmaceuticals, Inc. *                                                             7,104,000
          438,400   Ligand Pharmaceuticals, Inc. - Class B *, (a)                                               4,401,536
          104,700   Medivir AB - (Sweden) *, **                                                                   942,915
          239,800   Novartis AG - (Switzerland) **                                                             13,960,206
          155,000   OSI Pharmaceuticals, Inc. *, (a)                                                            5,817,150
          510,000   Pfizer, Inc. (a)                                                                           14,463,600
           29,000   Roche Holding AG - (Switzerland) **                                                         5,504,207
          400,000   Schering-Plough Corp. (a)                                                                   8,836,000
          175,000   Takeda Pharmaceutical Co., Ltd. - (Japan) **, (a)                                          10,924,067
           19,000   Tsumura & Co.- (Japan) **                                                                     439,334
          199,000   Wyeth (a)                                                                                  10,117,160
                                                                                                       -------------------
                                                                                                              121,862,940
                                                                                                       -------------------
                    MEDICAL - GENERIC DRUGS (0.58%)
           71,000   Nippon Chemiphar Co., Ltd. - (Japan) **                                                       408,927
           12,000   Sawai Pharmaceutical Co., Ltd. - (Japan) **                                                   566,129
           19,000   Towa Pharmaceutical Co., Ltd. - (Japan) **                                                    482,785
                                                                                                       -------------------
                                                                                                                1,457,841
                                                                                                       -------------------
                    MEDICAL INSTRUMENTS (1.50%)
          278,000   Natus Medical, Inc. *                                                                       3,794,700
                                                                                                       -------------------
                    MEDICAL PRODUCTS (0.02%)
            7,200   Caliper Life Sciences, Inc. *                                                                  35,136
                                                                                                       -------------------
                    THERAPEUTICS (13.13%)
          840,000   Adherex Technologies, Inc. - (Canada) *, **, (b)                                              316,228
          235,260   Adherex Technologies, Inc. - (Canada) *, **, (b)                                               88,567
          796,500   BioMarin Pharmaceuticals, Inc. *, (a)                                                      11,334,195
          310,000   CV Therapeutics, Inc. *, (a)                                                                3,453,400
          236,000   ImClone Systems, Inc. *                                                                     6,683,520
          200,000   NPS Pharmaceuticals, Inc. *, (a)                                                              762,000
          332,000   Onyx Pharmaceuticals, Inc. *, (a)                                                           5,740,280
          368,700   Tanox, Inc. *, (a)                                                                          4,358,034

                                                                                                 UBS EUCALYPTUS FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

      SHARES                                                                                             MARKET VALUE
 ---------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    THERAPEUTICS (CONTINUED)
          438,000   Vion Pharmaceuticals, Inc. *                                                      $           477,420
                                                                                                       -------------------
                                                                                                               33,213,644
                                                                                                       -------------------
                    TOTAL COMMON STOCK (Cost $244,246,114)                                                    292,360,240
                                                                                                       -------------------

                    WARRANTS (0.14%)
                    ----------------
                    DRUG DELIVERY SYSTEMS (0.00%)
          930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *, (b)                                                         --
                                                                                                       -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.07%)
          115,000   Cytogen Corp., $6.00, 7/22/15 *, (b)                                                               --
          100,600   Entremed, Inc., $3.50, 12/27/09 *, (b)                                                             --
          100,000   MicroIslet, Inc., $1.00, 3/16/09 *,  (b)                                                       69,000
               45   Orchid Cellmark, Inc., $21.70, 7/24/11 *, (b)                                                      --
               45   Orchid Cellmark, Inc., $23.50, 9/20/11 *, (b)                                                      --
              120   Orchid Cellmark, Inc., $8.05, 12/12/11 *, (b)                                                      --
          350,000   Oscient Pharmaceutical Corp., $2.22, 4/6/11 *, (b)                                                 --
          182,250   Prana Biotechnology, Ltd. - AUD 8.00, 4/28/09 *, **, (b), (e)                                      --
           11,571   Solexa Ltd., $13.58, 4/16/07 *, (b)                                                                --
           44,552   Solexa Ltd., $7.50, 11/18/10 *, (b)                                                            58,809
           34,898   Solexa Ltd., $7.50, 11/18/10 *, (b)                                                            46,065
                                                                                                       -------------------
                                                                                                                  173,874
                                                                                                       -------------------
                    MEDICAL LABS & TESTING SERVICES (0.00%)
           26,400   Clarient, Inc., $2.75, 03/25/08 *, (b)                                                             --
                                                                                                       -------------------
                    THERAPEUTICS (0.07%)
          420,000   Adherex Technologies, Inc., - CAD $2.15, 12/15/08 *, **, (b)                                       --
          137,760   Adherex Technologies, Inc., - CAD $3.50, 5/20/07 *, **, (b)                                        --
           95,000   Isis Pharmaceuticals, Inc., $5.24, 8/22/10 *, (b)                                             184,347
          250,000   Spectrum Pharmaceuticals, Inc., $6.62, 9/14/11 *, (b)                                              --
                                                                                                       -------------------
                                                                                                                  184,347
                                                                                                       -------------------
                    TOTAL WARRANTS (Cost $491,744)                                                                358,221
                                                                                                       -------------------

     NUMBER OF
     CONTRACTS
 ------------------
                    CALL OPTIONS (0.11%)
                    --------------------
                    DIAGNOSTIC EQUIPMENT (0.01%)
              395   Gen-Probe, Inc., $55.00, 11/18/06                                                              12,838
                                                                                                       -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.01%)
              435   Nektar Therapeutics, $17.50, 11/18/06                                                          17,400
                                                                                                       -------------------
                    MEDICAL - DRUGS (0.08%)
              290   Cephalon, Inc., $55.00, 10/21/06                                                              204,450

                                                                                                 UBS EUCALYPTUS FUND, L.L.C.

                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

     NUMBER OF
     CONTRACTS                                                                                           MARKET VALUE
 ---------------------------------------------------------------------------------------------------------------------------
                    CALL OPTIONS (CONTINUED)
                    ------------------------
                    MEDICAL - DURGS (CONTINUED)
            1,140   Elan Corp. PLC, $22.50, 10/21/06                                                  $             2,850
                                                                                                       -------------------
                                                                                                                  207,300
                                                                                                       -------------------
                    THERAPEUTICS (0.01%)
              725   Gilead Sciences, Inc., $75.00, 10/21/06                                                        12,687
              725   Onyx Pharmaceuticals, $20.00, 10/21/06                                                         25,375
                                                                                                       -------------------
                                                                                                                   38,062
                                                                                                       -------------------
                    TOTAL CALL OPTIONS (Cost $492,353)                                                            275,600
                                                                                                       -------------------
                    PUT OPTIONS (0.01%)
                    -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.01%)
              600   Genentech, Inc., $65.00, 10/21/06                                                               1,500
              670   Genzyme Corp., $60.00, 10/21/06                                                                16,750
              135   Vertex Pharmaceuticals, Inc., $20.00, 10/21/06                                                    338
              415   Vertex Pharmaceuticals, Inc., $25.00, 10/21/06                                                  6,225
                                                                                                       -------------------
                                                                                                                   24,813
                                                                                                       -------------------
                    TOTAL PUT OPTIONS (Cost $55,819)                                                               24,813
                                                                                                       -------------------
                    INVESTMENTS IN SECURITIES (Cost $253,702,668)                                             302,288,069
                                                                                                       -------------------


      SHARES
 ------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((33.77)%)
                    -----------------------------------------------
                    DIAGNOSTIC EQUIPMENT ((0.45)%)
          (17,000)  Adeza Biomedical Corp.                                                                       (278,970)
         (195,300)  Immunicon Corp. *                                                                            (855,414)
                                                                                                       -------------------
                                                                                                               (1,134,384)
                                                                                                       -------------------
                    DISPOSABLE MEDICAL EQUIPMENT ((1.54)%)
          (52,000)  C. R. Bard, Inc.                                                                           (3,900,000)
                                                                                                       -------------------
                    DRUG DELIVERY SYSTEMS ((2.26)%)
         (175,000)  Alkermes, Inc. *                                                                           (2,773,750)
         (330,000)  DepoMed, Inc. *                                                                            (1,346,400)
          (66,000)  Noven Pharmaceuticals, Inc.                                                                (1,591,920)
                                                                                                       -------------------
                                                                                                               (5,712,070)
                                                                                                       -------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((5.74)%)
         (432,600)  ADVENTRX Pharmaceuticals, Inc. *                                                           (1,185,324)
         (125,000)  Coley Pharmaceutical Group, Inc. *                                                         (1,427,500)
         (235,292)  Enzo Biochem, Inc. *                                                                       (2,868,209)
         (120,000)  Nektar Therapeutics *                                                                      (1,729,200)
         (147,600)  Neurochem, Inc. *                                                                          (2,735,028)
           (1,800)  Replidyne Inc.                                                                                (16,938)
           (8,700)  Sangamo BioSiences, Inc. *                                                                    (48,372)

                                                                                                 UBS EUCALYPTUS FUND, L.L.C.
                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

      SHARES                                                                                             MARKET VALUE
 ---------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    -------------------------------------------------
                    MEDICAL BIOMEDICAL/GENETICS (CONTINUED)
         (146,500)  Telik, Inc. *                                                                     $        (2,606,235)
         (256,020)  Zeltia S.A. - (Spain) **                                                                   (1,903,724)
                                                                                                       -------------------
                                                                                                              (14,520,530)
                                                                                                       -------------------
                    MEDICAL - DRUGS ((9.82)%)
          (55,000)  Astrazeneca PLC - (United Kingdom) **                                                      (3,429,345)
          (85,800)  Cardiome Pharma Corp.                                                                        (990,990)
         (253,000)  Elan Corp. PLC - ADR *, (d)                                                                (3,946,800)
          (94,000)  New River Pharmaceuticals, Inc.                                                            (2,418,620)
          (66,000)  Sanofi-Aventis - (France) **                                                               (5,869,119)
         (260,100)  Taisho Pharmaceutical Co., Ltd. - (Japan) **                                               (4,989,849)
         (190,000)  Zymogenetics, Inc. *                                                                       (3,205,300)
                                                                                                       -------------------
                                                                                                              (24,850,023)
                                                                                                       -------------------
                    MEDICAL INSTRUMENTS ((3.10)%)
         (176,000)  Abaxis, Inc.                                                                               (4,116,640)
          (17,200)  Conceptus, Inc. *                                                                            (304,268)
          (67,000)  Edwards Lifesciences Corp. *                                                               (3,121,530)
           (8,700)  Foxhollow Technologies, Inc. *                                                               (297,453)
                                                                                                       -------------------
                                                                                                               (7,839,891)
                                                                                                       -------------------
                    MEDICAL LASER SYSTEMS ((0.14)%)
           (8,500)  Palomar Medical Technologies, Inc. *                                                         (358,700)
                                                                                                       -------------------
                    MEDICAL PRODUCTS ((1.41)%)
          (90,000)  Abiomed Inc.                                                                               (1,330,200)
          (55,400)  Alphatec Holdings, Inc. *                                                                    (316,700)
          (54,000)  Zoll Medical Corp. *                                                                       (1,938,060)
                                                                                                       -------------------
                                                                                                               (3,584,960)
                                                                                                       -------------------
                    STOCK INDEX ((5.91)%)
         (100,000)  iShares Nasdaq Biotechnology Index Fund                                                    (7,378,000)
          (97,000)  Pharmaceutical HOLDRs Trust                                                                (7,566,000)
                                                                                                       -------------------
                                                                                                              (14,944,000)
                                                                                                       -------------------
                    THERAPEUTICS ((3.40)%)
         (208,400)  Hollis-Eden Pharmaceuticals, Inc. *                                                        (1,102,436)
         (232,900)  Introgen Therapeutics, Inc. *                                                              (1,048,050)
         (381,700)  Isis Pharmaceuticals, Inc. *                                                               (2,740,606)
         (139,900)  Mannkind Corp. *                                                                           (2,658,100)
          (97,900)  Neurocrine Biosciences, Inc. *                                                             (1,052,425)
                                                                                                       -------------------
                                                                                                               (8,601,617)
                                                                                                       -------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                    (Proceeds $(83,078,771))                                                                  (85,446,175)
                                                                                                       -------------------

                                                                                                 UBS EUCALYPTUS FUND, L.L.C.
                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

     NUMBER OF
     CONTRACTS                                                                                          MARKET VALUE
 ---------------------------------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS ((0.51)%)
                    -------------------------
                    DIAGNOSTIC EQUIPMENT ((0.08)%)
             (474)  Gen-Probe, Inc., $50.00, 11/18/06 Put                                                        (199,080)
             (395)  Gen-Probe, Inc., $65.00, 11/18/06 Call                                                           (988)
                                                                                                       -------------------
                                                                                                                 (200,068)
                                                                                                       -------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((0.19)%)
             (925)  Affymetrix Inc., $17.50, 11/18/06 Put                                                         (27,750)
             (670)  Amgen Inc., $72.50, 10/21/06 Call                                                             (60,300)
             (600)  Genentech, Inc., $75.00, 10/21/06 Put                                                         (21,000)
             (600)  Genentech, Inc., $85.00, 10/21/06 Call                                                        (87,000)
             (670)  Genzyme Corp., $65.00, 10/21/06 Put                                                           (68,675)
             (570)  LifeCell Corp., $20.00, 12/16/06 Put                                                          (11,400)
             (430)  LifeCell Corp., $22.50, 12/16/06 Put                                                          (16,125)
           (1,010)  LifeCell Corp., $32.50, 10/21/06 Call                                                        (108,575)
             (435)  Nektar Therapeutics, $15.00, 11/18/06 Call                                                    (43,500)
             (560)  Vertex Pharmaceuticals Inc., $30.00, 10/21/06 Put                                             (33,600)
                                                                                                       -------------------
                                                                                                                 (477,925)
                                                                                                       -------------------
                    MEDICAL - DRUGS ((0.08)%)
             (575)  Cephalon, Inc., $60.00, 10/21/06 Call                                                        (156,687)
          (64,900)  Chugai Pharmaceutical Co., Ltd., - JPY 2,623, 10/13/06 Call **                                (27,610)
          (20,000)  Chugai Pharmaceutical Co., Ltd., - JPY 2,691, 10/13/06 Call **                                 (4,826)
          (14,280)  Eisai Co., Ltd., - JPY 5,959, 10/13/06 Call **                                                 (1,748)
           (1,140)  Elan Corp. PLC, $17.50, 10/21/06 Call                                                         (19,950)
                                                                                                       -------------------
                                                                                                                 (210,821)
                                                                                                       -------------------
                    MEDICAL INSTRUMENTS ((0.01)%)
           (1,415)  St Jude Medical Inc., $30.00, 10/21/06 Put                                                    (10,612)
                                                                                                       -------------------
                    THERAPEUTICS ((0.15)%)
             (841)  Amylin Pharmaceuticals, $40.00, 10/21/06 Put                                                  (46,255)
             (725)  Gilead Sciences, Inc., $70.00, 10/21/06 Call                                                  (99,688)
             (430)  Isis Pharmaceuticals, Inc., $7.50, 10/21/06 Call                                               (9,675)
           (1,450)  NitroMed, Inc., $2.50, 3/17/07 Put                                                            (61,625)
             (550)  Onyx Pharmaceuticals, Inc., $12.50, 11/18/06 Put                                              (13,750)
             (725)  Onyx Pharmaceuticals, $17.50, 10/21/06 Call                                                   (74,312)
             (435)  Spectrum Pharmaceuticals, Inc., $5.00, 11/18/06 Call                                          (23,925)
             (680)  Tanox Inc., $12.50, 10/21/06 Put                                                              (57,800)
                                                                                                       -------------------
                                                                                                                 (387,030)
                                                                                                       -------------------
                    TOTAL WRITTEN OPTIONS (Proceeds $(2,003,625))                                              (1,286,456)
                                                                                                       -------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(85,082,396))                               (86,732,631)
                                                                                                       -------------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 14.79%                                                37,427,918
                                                                                                       -------------------
          TOTAL NET ASSETS -- 100.00%                                                                  $      252,983,356
                                                                                                       ===================

*  Non-income producing security.
 ** Foreign.
 (a)Partially or wholly held ($205,104,306 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
 (b)Private investment in public equity (freely tradeable) at market value.
 (c)Fair Value in good faith by the Board of Directors.
 (d)American Depository Receipt.
 (e)Australian Dollar.

                                                                                                 UBS EUCALYPTUS FUND, L.L.C.
                                                                                           SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2006

                                                                                           September 30, 2006
Investment in Securities - By Country                                                Percentage of Net Assets (%)
--------------------------------------                                               ----------------------------

United States of America                                                                        67.61%
Japan                                                                                           10.36%
Switzerland                                                                                      7.69%
Denmark                                                                                          3.06%
Sweden                                                                                           0.37%
Canada                                                                                           0.16%
Spain                                                                                           -0.75%
United Kingdom                                                                                  -0.97%
France                                                                                          -2.32%


                                                                              11

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Eucalyptus Fund L.L.C.

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              November 20, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              November 20, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -------------------------------------------------------
                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date              November 20, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.